Supplement to the
Fidelity® Variable Insurance Products
Money Market Portfolio
Initial Class, Service Class, and Service Class 2
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

VMM-07-02 November 6, 2007
1.798004.105

Supplement to the
Fidelity® Variable Insurance Products
Money Market Portfolio
Investor Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

VMMKT-07-02 November 6, 2007
1.836599.102

Supplement to the
Fidelity® Variable Insurance Products
Money Market Portfolio
Initial Class
April 30, 2007
Prospectus

Effective June 29, 2007, VIP Money Market was reorganized from a series of Variable Insurance Products Fund to a series of Variable Insurance Products Fund V.

The following information replaces similar information found on the back cover.

Investment Company Act of 1940, File Number, 811-05361

The following information supplements the information found on the back cover.

FDC is a member of the Securities Investor Protection Corporation (SIPC). You may obtain information about SIPC, including the SIPC brochure, by visiting www.sipc.org or calling SIPC at 202-371-8300.

VMMI-07-02 November 6, 2007
1.848949.101